Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7
		Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8 - 12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	17	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	18			trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	19		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46640LAA0	1.260400%	80,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640LAB8	3.019300%	278,327,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640LAC6	4.095700%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640LAD4	4.132700%	288,526,000.00	217,489,066.70	0.00	749,014.22	0.00	0.00	749,014.22	217,489,066.70	56.76%	30.00%
A-SB	46640LAE2	3.760700%	81,821,000.00	32,398,719.20	1,043,235.04	101,534.89	0.00	0.00	1,144,769.93	31,355,484.16	56.76%	30.00%
A-S	46640LAH5	4.409300%	80,371,000.00	80,371,000.00	0.00	295,316.54	0.00	0.00	295,316.54	80,371,000.00	42.80%	23.00%
B	46640LAJ1	4.699171%	76,065,000.00	76,065,000.00	0.00	297,868.70	0.00	0.00	297,868.70	76,065,000.00	29.58%	16.38%
C	46640LAK8	4.699171%	45,926,000.00	45,926,000.00	0.00	179,845.10	0.00	0.00	179,845.10	45,926,000.00	21.60%	12.38%
D	46640LAN2	4.699171%	53,102,000.00	53,102,000.00	0.00	207,946.14	0.00	0.00	207,946.14	53,102,000.00	12.37%	7.75%
E	46640LAQ5	4.699171%	11,482,000.00	11,482,000.00	0.00	44,963.23	0.00	0.00	44,963.23	11,482,000.00	10.38%	6.75%
F	46640LAS1	3.598000%	12,916,000.00	12,916,000.00	0.00	38,726.47	0.00	0.00	38,726.47	12,916,000.00	8.13%	5.63%
G	46640LAU6	3.598000%	22,963,000.00	22,963,000.00	0.00	68,850.73	0.00	0.00	68,850.73	22,963,000.00	4.14%	3.63%
NR	46640LAW2	3.598000%	41,620,829.00	23,841,763.21	0.00	31,202.35	0.00	0.00	31,202.35	23,841,763.21	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46640LAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,151,929.00	576,554,549.11	1,043,235.04	2,015,268.37	0.00	0.00	3,058,503.41	575,511,314.07

Notional Certificates
X-A	46640LAF9	0.535652%	884,077,000.00	330,258,785.90	0.00	147,419.75	0.00	0.00	147,419.75	329,215,550.86
X-C	46640LAL6	1.101171%	77,499,829.00	59,720,763.21	0.00	54,802.31	0.00	0.00	54,802.31	59,720,763.21
Notional SubTotal			961,576,829.00	389,979,549.11	0.00	202,222.06	0.00	0.00	202,222.06	388,936,314.07

Deal Distribution Total					1,043,235.04	2,217,490.43	0.00	0.00	3,260,725.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640LAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640LAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640LAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640LAD4	753.79365014	0.00000000	2.59600251	0.00000000	0.00000000	0.00000000	0.00000000	2.59600251	753.79365014
A-SB	46640LAE2	395.97070679	12.75021131	1.24093925	0.00000000	0.00000000	0.00000000	0.00000000	13.99115056	383.22049547
A-S	46640LAH5	1,000.00000000	0.00000000	3.67441664	0.00000000	0.00000000	0.00000000	0.00000000	3.67441664	1,000.00000000
B	46640LAJ1	1,000.00000000	0.00000000	3.91597581	0.00000000	0.00000000	0.00000000	0.00000000	3.91597581	1,000.00000000
C	46640LAK8	1,000.00000000	0.00000000	3.91597570	0.00000000	0.00000000	0.00000000	0.00000000	3.91597570	1,000.00000000
D	46640LAN2	1,000.00000000	0.00000000	3.91597567	0.00000000	0.00000000	0.00000000	0.00000000	3.91597567	1,000.00000000
E	46640LAQ5	1,000.00000000	0.00000000	3.91597544	0.00000000	0.00000000	0.00000000	0.00000000	3.91597544	1,000.00000000
F	46640LAS1	1,000.00000000	0.00000000	2.99833308	0.00000000	0.00000000	0.00000000	0.00000000	2.99833308	1,000.00000000
G	46640LAU6	1,000.00000000	0.00000000	2.99833341	0.00000000	0.00000000	0.00000000	0.00000000	2.99833341	1,000.00000000
NR	46640LAW2	572.83249236	0.00000000	0.74968113	0.96786155	26.24162195	0.00000000	0.00000000	0.74968113	572.83249236
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46640LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640LAF9	373.56337276	0.00000000	0.16674990	0.00000000	0.00000000	0.00000000	0.00000000	0.16674990	372.38334541
X-C	46640LAL6	770.59219331	0.00000000	0.70712814	0.00000000	0.00000000	0.00000000	0.00000000	0.70712814	770.59219331

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	749,014.22	0.00	749,014.22	0.00	0.00	0.00	749,014.22	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	101,534.89	0.00	101,534.89	0.00	0.00	0.00	101,534.89	0.00
X-A	08/01/21 - 08/30/21	30	0.00	147,419.75	0.00	147,419.75	0.00	0.00	0.00	147,419.75	0.00
X-C	08/01/21 - 08/30/21	30	0.00	54,802.31	0.00	54,802.31	0.00	0.00	0.00	54,802.31	0.00
A-S	08/01/21 - 08/30/21	30	0.00	295,316.54	0.00	295,316.54	0.00	0.00	0.00	295,316.54	0.00
B	08/01/21 - 08/30/21	30	0.00	297,868.70	0.00	297,868.70	0.00	0.00	0.00	297,868.70	0.00
C	08/01/21 - 08/30/21	30	0.00	179,845.10	0.00	179,845.10	0.00	0.00	0.00	179,845.10	0.00
D	08/01/21 - 08/30/21	30	0.00	207,946.14	0.00	207,946.14	0.00	0.00	0.00	207,946.14	0.00
E	08/01/21 - 08/30/21	30	0.00	44,963.23	0.00	44,963.23	0.00	0.00	0.00	44,963.23	0.00
F	08/01/21 - 08/30/21	30	0.00	38,726.47	0.00	38,726.47	0.00	0.00	0.00	38,726.47	0.00
G	08/01/21 - 08/30/21	30	0.00	68,850.73	0.00	68,850.73	0.00	0.00	0.00	68,850.73	0.00
NR	08/01/21 - 08/30/21	30	1,051,914.86	71,485.55	0.00	71,485.55	40,283.20	0.00	0.00	31,202.35	1,092,198.06
Totals			1,051,914.86	2,257,773.63	0.00	2,257,773.63	40,283.20	0.00	0.00	2,217,490.43	1,092,198.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 25

Additional Information
Total Available Distribution Amount (1)	3,260,725.47
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,264,939.55	Master Servicing Fee	5,219.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,946.19
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,264,939.55	Total Fees	7,165.87

Principal		Expenses/Reimbursements
Scheduled Principal	1,043,235.04	Reimbursement for Interest on Advances	5,789.69
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	34,493.51
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,043,235.04	Total Expenses/Reimbursements	40,283.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,217,490.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,043,235.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,260,725.47
Total Funds Collected	3,308,174.59	Total Funds Distributed	3,308,174.54

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	576,554,549.11	576,554,549.11	Beginning Certificate Balance	576,554,549.11
(-) Scheduled Principal Collections	1,043,235.04	1,043,235.04	(-) Principal Distributions	1,043,235.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	575,511,314.07	575,511,314.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	578,011,025.60	578,011,025.60	Ending Certificate Balance	575,511,314.07
Ending Actual Collateral Balance	576,314,582.92	576,314,582.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP	Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP
$9,999,999 or less	9	46,826,415.81	8.14%	23	5.1273	0.957911	1.30 or less	8	234,831,697.13	40.80%	22	4.2601	0.759585
$10,000,000 to $19,999,999	4	56,616,698.27	9.84%	23	5.3112	1.400917	1.31 to 1.40	3	24,374,507.30	4.24%	23	5.2445	1.328638
$20,000,000 to $34,999,999	5	121,542,257.43	21.12%	22	4.7316	1.301260	1.41 to 1.50	2	22,955,277.62	3.99%	22	5.2713	1.412283
$35,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	2	30,892,825.90	5.37%	22	5.0846	1.559354
$50,000,000 to $99,999,999	3	210,053,181.49	36.50%	22	4.2720	1.128183	1.61 to 1.75	1	12,272,366.73	2.13%	22	5.6100	1.680000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	3	79,866,682.35	13.88%	23	5.1889	1.783821
Totals	27	575,511,314.07	100.00%	22	4.5620	1.341645	2.01 to 2.25	1	25,638,977.22	4.45%	22	4.1000	2.120000
							2.26 or Greater	1	4,206,218.75	0.73%	21	4.4000	2.500000
							Totals	27	575,511,314.07	100.00%	22	4.5620	1.341645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP
							Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP
Arizona	2	33,300,451.10	5.79%	22	4.2240	1.899132
							Industrial	2	25,113,478.26	4.36%	22	5.1917	1.550000
California	3	96,397,695.55	16.75%	22	5.0754	1.436790
							Lodging	5	58,005,701.20	10.08%	22	5.2248	0.368309
Colorado	1	4,206,218.75	0.73%	21	4.4000	2.500000
							Mixed Use	2	62,482,891.83	10.86%	23	5.1883	1.742720
Georgia	1	2,620,845.97	0.46%	23	5.4600	1.430000
							Mobile Home Park	2	19,796,629.56	3.44%	23	5.2868	1.732715
Illinois	2	25,113,478.26	4.36%	22	5.1917	1.550000
							Multi-Family	1	5,779,347.64	1.00%	21	4.6190	1.600000
Michigan	1	4,058,446.26	0.71%	23	5.0780	1.350000
							Office	2	42,994,982.03	7.47%	22	4.5400	1.797060
Missouri	1	17,356,004.81	3.02%	23	5.1900	1.320000
							Retail	8	220,865,522.48	38.38%	22	4.2063	1.038250
Nevada	1	85,725,382.83	14.90%	22	3.9635	0.920000
							Totals	28	575,511,314.07	100.00%	22	4.5620	1.341645
New York	3	41,776,668.43	7.26%	23	5.2073	1.621195

Ohio	1	5,779,347.64	1.00%	21	4.6190	1.600000

Pennsylvania	1	20,647,217.44	3.59%	22	4.6500	0.050000

South Carolina	1	6,769,266.51	1.18%	23	5.1925	(0.840000)

Texas	1	10,151,753.40	1.76%	22	5.3450	0.540000

Washington	2	15,232,422.96	2.65%	22	5.6454	1.615872

Wisconsin	1	65,903,353.09	11.45%	21	3.8540	0.830000

Totals	28	575,511,314.07	100.00%	22	4.5620	1.341645

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP	Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP
	4.00000% or less	2	151,628,735.92	26.35%	22	3.9159	0.880883	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	1	25,638,977.22	4.45%	22	4.1000	2.120000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	1	4,206,218.75	0.73%	21	4.4000	2.500000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	4	63,896,191.82	11.10%	22	4.6188	0.850446	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	21	435,038,553.00	75.59%	22	4.6277	1.193704
	4.95001% to 5.15000%	2	8,664,109.71	1.51%	23	5.0716	1.642369	Totals	27	575,511,314.07	100.00%	22	4.5620	1.341645
	5.15001% to 5.35000%	7	154,985,953.53	26.93%	23	5.2112	1.445423
	5.35001 or Greater	4	26,018,366.05	4.52%	22	5.7308	1.086917
	Totals	27	575,511,314.07	100.00%	22	4.5620	1.341645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP	Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP
	60 months or less	21	435,038,553.00	75.59%	22	4.6277	1.193704	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	21	435,038,553.00	75.59%	22	4.6277	1.193704
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	575,511,314.07	100.00%	22	4.5620	1.341645	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	575,511,314.07	100.00%	22	4.5620	1.341645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	140,472,761.07	24.41%	21	4.3588	NAP				None
Underwriter's Information		2	45,447,909.91	7.90%	22	5.2165	1.487361
	12 months or less	19	389,590,643.09	67.69%	22	4.5590	1.159447
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	575,511,314.07	100.00%	22	4.5620	1.341645
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30305542	RT	Las Vegas	NV	Actual/360	3.96325%	293,554.13	284,851.79	0.00	N/A	07/01/23	--	86,010,234.62	85,725,382.83	09/01/21
3	30305165	MU	New York	NY	Actual/360	4.09325%	308,396.18	0.00	0.00	N/A	06/01/23	--	87,500,000.00	87,500,000.00	09/01/21
5	30305076	RT	Greendale	WI	Actual/360	3.85425%	219,155.06	132,622.46	0.00	N/A	06/06/23	--	66,035,975.55	65,903,353.09	03/06/21
7	30305558	MU	Los Angeles	CA	Actual/360	5.19625%	261,739.83	73,615.96	0.00	N/A	08/06/23	--	58,498,061.53	58,424,445.57	09/06/21
9	30305559	RT	Brentwood	CA	Actual/360	4.59225%	118,110.54	61,320.87	0.00	N/A	06/06/23	--	29,869,473.73	29,808,152.86	09/06/21
10	30305547	OF	Phoenix	AZ	Actual/360	4.10025%	90,677.36	44,618.18	0.00	N/A	07/01/23	--	25,683,595.40	25,638,977.22	09/01/21
11	30305541	IN	Various	IL	Actual/360	5.19225%	112,451.69	39,839.58	0.00	N/A	07/01/23	--	25,153,317.84	25,113,478.26	09/01/21
12	30305554	OF	St Louis	MO	Actual/360	4.92025%	95,931.90	45,793.74	0.00	N/A	07/01/23	--	22,643,248.44	22,597,454.70	09/01/21
14	30305560	LO	Pittsburgh	PA	Actual/360	4.65025%	82,842.33	41,812.87	0.00	N/A	07/06/23	--	20,689,030.31	20,647,217.44	09/06/21
16	30305561	RT	Bronx	NY	Actual/360	5.24725%	92,009.04	29,434.90	0.00	N/A	07/06/23	--	20,363,866.55	20,334,431.65	09/06/21
18	30305546	OF	St Louis	MO	Actual/360	5.19025%	77,709.84	31,988.82	0.00	N/A	08/01/23	--	17,387,993.63	17,356,004.81	09/01/21
20	30305562	MH	Buffalo	NY	Actual/360	5.19825%	75,480.15	26,521.70	0.00	N/A	08/06/23	--	16,863,095.03	16,836,573.33	09/06/21
23	30305563	MF	Edwardsville	IL	Actual/360	4.52425%	53,162.59	28,135.38	0.00	N/A	07/06/23	--	13,646,595.14	13,618,459.76	09/06/21
24	30305555	LO	Seattle	WA	Actual/360	5.61025%	59,448.33	33,652.76	0.00	N/A	07/01/23	--	12,306,019.49	12,272,366.73	09/01/21
25	30305564	LO	Fort Worth	TX	Actual/360	5.34525%	46,857.19	28,751.00	0.00	N/A	07/06/23	--	10,180,504.40	10,151,753.40	09/06/21
29	30305537	RT	Tucson	AZ	Actual/360	4.63925%	30,698.81	23,421.34	0.00	N/A	08/01/23	--	7,684,895.22	7,661,473.88	09/01/21
30	30305566	LO	San Diego	CA	Actual/360	5.97725%	42,110.07	16,601.29	0.00	N/A	08/06/23	--	8,181,698.41	8,165,097.12	09/06/21
31	30305550	RT	Bonney Lake	WA	Actual/360	4.30025%	25,992.74	15,081.59	0.00	N/A	06/01/23	--	7,019,794.08	7,004,712.49	09/01/21
32	30305540	LO	North Charleston	SC	Actual/360	5.19225%	30,323.32	12,471.20	0.00	N/A	08/01/23	--	6,781,737.71	6,769,266.51	09/01/21
34	30305568	MH	Allegany	NY	Actual/360	5.61825%	32,908.75	9,887.21	0.00	N/A	08/06/23	--	6,802,528.95	6,792,641.74	09/06/21
35	30305569	MF	Dublin	OH	Actual/360	4.61925%	23,034.28	11,838.57	0.00	N/A	06/06/23	--	5,791,186.21	5,779,347.64	09/06/21
37	30305571	RT	Cheektowaga	NY	Actual/360	5.06625%	20,150.11	13,391.07	0.00	08/06/23	01/06/24	--	4,619,054.52	4,605,663.45	09/06/21
41	30305551	RT	Lakewood	CO	Actual/360	4.40025%	15,970.68	8,917.14	0.00	N/A	06/01/23	--	4,215,135.89	4,206,218.75	09/01/21
42	30305575	MU	Bloomfield Hills	MI	Actual/360	5.07825%	17,789.75	9,900.00	0.00	N/A	08/06/23	--	4,068,346.26	4,058,446.26	09/06/21
43	30305533	MH	Tumwater	WA	Actual/360	5.79225%	14,803.03	7,936.26	0.00	N/A	07/06/23	--	2,967,992.49	2,960,056.23	09/06/21
44	30305552	MF	Shaker Heights	OH	Actual/360	4.42025%	11,287.81	6,214.94	0.00	N/A	07/01/23	--	2,965,707.32	2,959,492.38	09/01/21
45	30305556	RT	Chickamauga	GA	Actual/360	5.46025%	12,344.04	4,614.42	0.00	N/A	08/01/23	--	2,625,460.39	2,620,845.97	09/01/21
Totals							2,264,939.55	1,043,235.04	0.00				576,554,549.11	575,511,314.07
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,658,170.28	10,134,923.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	10,786,477.08	6,520,998.48	07/01/20	06/30/21	--	0.00	0.00	351,142.35	2,108,968.97	0.00	0.00
7	7,507,161.46	1,842,627.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,997,021.29	705,976.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,557,431.27	3,670,678.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	3,810,236.44	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	(293,734.38)	203,894.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,306,466.34	2,169,748.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,176,850.53	2,240,628.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	463,522.48	2,050,987.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	75,251.98	631,085.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,067,575.05	841,043.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(11,903.30)	166,573.20	01/01/21	02/28/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	(132,790.74)	(95,505.29)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	684,384.15	691,413.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	814,548.78	812,186.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	802,132.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	484,771.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	322,232.19	93,703.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	329,372.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	46,594,940.48	36,491,202.18				0.00	0.00	351,142.35	2,108,968.97	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	65,903,353.09	1	65,903,353.09	0	0.00	0	0.00	0	0.00	0	0.00	4.562042%	4.548056%	22
08/17/21	1	86,010,234.62	0	0.00	1	66,035,975.55	1	66,035,975.55	0	0.00	0	0.00	0	0.00	0	0.00	4.562018%	4.548032%	23
07/16/21	0	0.00	0	0.00	1	66,168,159.33	1	66,168,159.33	0	0.00	0	0.00	0	0.00	1	5,828,923.91	4.561994%	4.548007%	24
06/17/21	0	0.00	0	0.00	2	152,893,516.26	1	66,306,980.93	0	0.00	0	0.00	0	0.00	2	8,576,959.83	4.573037%	4.558773%	25
05/17/21	0	0.00	1	66,438,268.29	3	96,209,869.87	1	66,438,268.29	0	0.00	0	0.00	0	0.00	0	0.00	4.585524%	4.570835%	26
04/16/21	1	66,576,225.17	1	87,158,985.06	2	9,375,440.36	1	66,576,225.17	0	0.00	0	0.00	0	0.00	1	90,265,879.91	4.585551%	4.570861%	27
03/17/21	1	87,438,960.59	0	0.00	2	9,407,921.75	1	66,706,621.94	0	0.00	0	0.00	0	0.00	0	0.00	4.705639%	4.691344%	28
02/18/21	0	0.00	1	10,357,851.32	2	9,444,460.68	1	66,857,988.92	0	0.00	0	0.00	0	0.00	1	4,624,960.04	4.705694%	4.691399%	29
01/15/21	0	0.00	0	0.00	5	129,518,398.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.716791%	4.702042%	30
12/17/20	0	0.00	1	10,413,337.44	4	119,501,028.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.716794%	4.702044%	31
11/18/20	0	0.00	3	99,447,248.63	3	98,129,617.86	0	0.00	0	0.00	1	6,897,323.23	0	0.00	0	0.00	4.716817%	4.702065%	32
10/19/20	2	32,281,102.93	2	94,510,260.77	2	71,306,630.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.716818%	4.702066%	33
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30305076	03/06/21	5	6	351,142.35	2,108,968.97	8,311.30	66,706,621.94	07/03/20	13		12/16/20
Totals					351,142.35	2,108,968.97	8,311.30	66,706,621.94

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		0	0	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		570,905,651	505,002,298	0	65,903,353
25 - 36 Months		4,605,663	4,605,663	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		0	0	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	575,511,314	509,607,961	0	0	65,903,353	0
Aug-21	576,554,549	424,508,339	86,010,235	0	66,035,976	0
Jul-21	577,593,699	511,425,539	0	0	66,168,159	0
Jun-21	584,521,457	431,627,941	0	0	152,893,516	0
May-21	594,911,909	432,263,771	0	66,438,268	96,209,870	0
Apr-21	596,055,795	432,945,144	66,576,225	87,158,985	9,375,440	0
Mar-21	687,394,699	590,547,816	87,438,961	0	9,407,922	0
Feb-21	688,856,325	669,054,013	0	10,357,851	9,444,461	0
Jan-21	711,702,110	582,183,711	0	0	129,518,398	0
Dec-20	712,970,950	583,056,585	0	10,413,337	119,501,028	0
Nov-20	714,318,565	516,741,698	0	99,447,249	98,129,618	0
Oct-20	715,576,776	517,478,781	32,281,103	94,510,261	71,306,631	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30305542	85,725,382.83	85,725,382.83	95,000,000.00	02/02/21	9,513,532.92	0.92000	06/30/21	07/01/23	201
5	30305076	65,903,353.09	66,706,621.94	181,000,000.00	05/13/13	5,848,386.48	0.83000	06/30/21	06/06/23	262
30	30305566	8,165,097.12	8,165,097.12	13,700,000.00	03/02/16	(4,713.66)	(0.01000)	02/28/21	08/06/23	232
Totals		159,793,833.04	160,597,101.89	289,700,000.00		15,357,205.74

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30305542	RT	NV	10/01/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5	30305076	RT	WI	07/03/20	13

09/03/2021– Loan transferred to Special Servicing on 7/3/2020 for imminent monetary payment default. At the time of transfer the loan was past due for the 5/6/2020 payment. The loan is secured by a 560,000 square feet (SF) portion of a 1.2 million SF reg ional mall in Greendale, Wisconsin, a suburb of Milwaukee. Legal counsel has been engaged, a receiver was appointed on 12/18/2020, and enforcement options are being evaluated.

30	30305566	LO	CA	02/02/16	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	30305564	10,608,155.92	5.34503%	10,608,155.92 5.34503%		8	06/01/20	04/06/20	06/09/20
32	30305540	6,994,014.15	5.19253%	6,994,014.15 5.19253%		8	07/10/20	04/01/20	07/13/20
32	30305540	6,909,224.40	5.19253%	6,909,224.40 5.19253%		8	10/23/20	09/01/20	10/26/20
Totals		24,511,394.47		24,511,394.47
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30305535	07/17/18	45,789,425.12	77,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30305534	02/18/21	21,631,269.96	5,000,000.00	6,088,271.33	1,463,311.29	6,088,271.33	4,624,960.04	17,006,309.92	0.00	0.00	17,006,309.92	65.03%
36	30305570	06/17/21	5,540,936.11	4,225,000.00	5,330,502.43	536,079.06	5,330,502.43	4,794,423.37	746,512.74	0.00	(26,191.01)	772,703.75	11.53%
40	30305574	06/17/21	3,800,475.76	6,200,000.00	4,500,000.00	699,577.02	4,500,000.00	3,800,422.98	52.78	0.00	0.00	52.78	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			76,762,106.95	92,625,000.00	15,918,773.76	2,698,967.37	15,918,773.76	13,219,806.39	17,752,875.44	0.00	(26,191.01)	17,779,066.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30305535	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30305534	02/18/21	0.00	0.00	17,006,309.92	0.00	0.00	17,006,309.92	0.00	0.00	17,006,309.92
36	30305570	08/17/21	0.00	0.00	772,703.75	0.00	0.00	26,191.01	0.00	0.00	772,703.75
		06/17/21	0.00	0.00	746,512.74	0.00	0.00	746,512.74	0.00	0.00
40	30305574	06/17/21	0.00	0.00	52.78	0.00	0.00	52.78	0.00	0.00	52.78
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,779,066.45	0.00	0.00	17,779,066.45	0.00	0.00	17,779,066.45

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	18,516.09	0.00	0.00	0.00	0.00	0.00	617.64	0.00	0.00	0.00
5	0.00	0.00	14,216.08	0.00	0.00	0.00	0.00	0.00	5,171.11	0.00	0.00	0.00
30	0.00	0.00	1,761.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.94	0.00	0.00	0.00
Total	0.00	0.00	34,493.51	0.00	0.00	0.00	0.00	0.00	5,789.69	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		40,283.20

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 25 of 25